COMBINED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Property, plant and equipment	$ 243.0	$ 264.9
Intangible assets	301.6	354.6
Goodwill	315.0	331.2
Investments in associates	6.5	3.1
Deferred tax assets	83.9	90.3
Other non-current assets	27.4	24.9
Non-current assets	977.4	1,069.0
Inventories	190.7	186.0
Trade receivables	1.3	4.6
Other accounts receivable	46.8	59.4
Income tax receivables	0.8	1.4
Cash and cash equivalents	234.2	137.4
Current assets	473.8	388.8
Total assets	1,451.2	1,457.8
LIABILITIES AND SHAREHOLDERS' EQUITY
Equity attributable to equity holders of the parent	552.1	493.7
Non-controlling interests	84.8	78.7
Total equity	636.9	572.4	[1]
Financial debt	492.6	520.4
Deferred tax liabilities	40.0	50.1
Post-employment benefit obligations	1.0	0.9
Non-current liabilities	533.6	571.4
Trade payables	105.5	97.1
Financial debt	51.4	80.7
Income tax payables	2.3	4.1
Other liabilities	121.5	132.1
Current liabilities	280.7	314.0
Total liabilities	814.3	885.4
Total liabilities and shareholders' equity	$ 1,451.2	$ 1,457.8

[1]	Although the restructuring of Hudson took place on February 1, 2018, the respective consolidated statements of changes in equity is presented as of January 1, 2018.